Pensions and Other Post-Employment Benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Details) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	£ 28
Actuarial assumption of discount rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	28
Increase/Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	707
Increase in post-retirement benefits obligation	34
Actuarial assumption of life expectancy rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	21
Increase/Decrease in annual post-retirement benefits cost	2
Increase in pension obligation	592
Increase in post-retirement benefits obligation	33
Actuarial assumption for future healthcare inflation [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/Decrease in annual post-retirement benefits cost	1
Increase in post-retirement benefits obligation	38
Actuarial assumption of expected rates of inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	18
Increase in pension obligation	£ 447